UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
           (formerly known as First Trust/FIDAC Mortgage Income Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2014
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST                                                           BROOKFIELD

                                  FIRST TRUST
                           MORTGAGE INCOME FUND (FMY)

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 APRIL 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   6
Statement of Assets and Liabilities.........................................  12
Statement of Operations.....................................................  13
Statements of Changes in Net Assets.........................................  14
Statement of Cash Flows.....................................................  15
Financial Highlights........................................................  16
Notes to Financial Statements...............................................  17
Additional Information......................................................  22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Brookfield Investment Management Inc. ("Brookfield" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Mortgage Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Brookfield are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Mortgage Income Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment, including portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST MORTGAGE INCOME FUND (FMY)
"AT A GLANCE"
AS OF APRIL 30, 2014 (UNAUDITED)

----------------------------------------------------------------------
FUND STATISTICS
----------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FMY
Common Share Price                                              $15.94
Common Share Net Asset Value ("NAV")                            $17.57
Premium (Discount) to NAV                                        (9.28)%
Net Assets Applicable to Common Shares                     $74,016,720
Current Monthly Distribution per Common Share (1)               $0.085
Current Annualized Distribution per Common Share                $1.020
Current Distribution Rate on Closing Common Share Price (2)       6.40%
Current Distribution Rate on NAV (2)                              5.81%
----------------------------------------------------------------------

-----------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-----------------------------------------------
            Common Share Price       NAV
4/13        16.91                    17.83
            16.93                    17.81
            16.92                    17.93
            16.82                    18.01
            16.49                    18.04
5/13        16.23                    17.94
            15.96                    17.73
            15.79                    17.65
            15.62                    17.70
6/13        15.87                    17.50
            15.46                    17.44
            15.80                    17.28
            15.57                    17.25
7/13        15.53                    17.31
            15.41                    17.33
            15.26                    17.34
            15.18                    17.50
            15.18                    17.49
8/13        15.30                    17.51
            15.47                    17.50
            15.54                    17.49
            15.57                    17.54
9/13        15.55                    17.54
            15.52                    17.50
            15.48                    17.50
            15.40                    17.54
10/13       15.65                    17.59
            15.91                    17.58
            15.89                    17.61
            15.95                    17.62
            15.89                    17.65
11/13       15.70                    17.63
            15.50                    17.62
            15.16                    17.56
            15.33                    17.52
12/13       15.52                    17.47
            15.60                    17.54
            15.63                    17.70
            15.79                    17.71
            15.90                    17.70
1/14        15.79                    17.68
            15.76                    17.66
            15.80                    17.70
            15.86                    17.72
2/14        15.94                    17.72
            15.82                    17.67
            15.94                    17.65
            15.79                    17.64
3/14        15.74                    17.59
            15.88                    17.56
            15.94                    17.57
            16.00                    17.62
            16.01                    17.58
4/14        15.94                    17.57


-----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Average Annual Total Return
                                                                                        -------------------------------------
                                                      6 Months Ended    1 Year Ended    5 Years Ended    Inception (5/25/05)
                                                         4/30/14          4/30/14          4/30/14            to 4/30/14
FUND PERFORMANCE (3)
NAV                                                       2.92%            5.19%           10.34%               7.19%
Market Value                                              4.25%            0.63%            9.38%               5.48%

INDEX PERFORMANCE
Barclays Capital U.S. MBS: Agency Fixed Rate MBS Index    1.41%            0.57%            3.72%               4.92%
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
------------------------------------------------------------
Weighted Average Duration                         1.25
Weighted Average Life (Years)                     6.32
------------------------------------------------------------


------------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                          INVESTMENTS
------------------------------------------------------------
Mortgage-Backed Securities                        73.4%
U.S. Government Agency Mortgage-Backed Securities 26.2
Asset-Backed Securities                            0.4
------------------------------------------------------------
                                       Total     100.0%
                                                 ======

------------------------------------------------------------
                                               % OF TOTAL
SECURITY TYPE                                 INVESTMENTS
------------------------------------------------------------
Adjustable Rate Securities                        57.1%
Fixed Rate Securities                             29.5
Interest Only Securities                          13.4
------------------------------------------------------------
                                       Total     100.0%
                                                 ======

------------------------------------------------------------
                                               % OF TOTAL
                                              FIXED-INCOME
CREDIT QUALITY (4)                            INVESTMENTS
------------------------------------------------------------
AAA                                               30.7%
AA+                                               16.9
AA                                                 1.1
A+                                                19.4
A                                                  5.3
BBB+                                               2.2
BBB                                                2.3
BB+                                                2.1
BB                                                 3.0
B-                                                 2.5
CCC+                                               0.2
CCC                                               10.0
CCC-                                               0.9
CC                                                 0.9
D                                                  2.4
NR                                                 0.1
------------------------------------------------------------
                                       Total     100.0%
                                                 ======

(1) Most recent distribution paid or declared through 4/30/2014. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2014. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

(4) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

NR    Not Rated

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014



                                  SUB-ADVISOR

Brookfield Investment Management Inc. ("Brookfield") serves as the First Trust Mortgage Income Fund's ("FMY" or the "Fund") sub-advisor. Brookfield is a wholly-owned subsidiary of Brookfield Asset Management, a global alternative asset manager with $190 billion in assets under management as of March 31, 2014. Brookfield Asset Management has over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. The company offers a range of public and private investment products and services, which leverage its expertise and experience and provide it with a competitive advantage in the markets where it operates. On behalf of its clients, Brookfield Asset Management is also an active investor in the public securities markets, where its experience extends over 30 years. Over this time, the company has successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.

Brookfield Asset Management's public market activities are conducted by Brookfield, a registered investment advisor. These activities complement Brookfield Asset Management's core competencies and included global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield maintains offices and investment teams in Toronto, Chicago, Boston and London and has over $10 billion of assets under management as of March 31, 2014.

                           PORTFOLIO MANAGEMENT TEAM

ANTHONY BREAKS, CFA - SENIOR DIRECTOR

CHRIS WU - DIRECTOR

                                   COMMENTARY

FIRST TRUST MORTGAGE INCOME FUND

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues its objectives by investing primarily in mortgage-backed securities ("MBS") representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's sub-advisor, offer an attractive combination of credit quality, yield and maturity. There can be no assurance the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

MARKET RECAP AND OUTLOOK

Within the Securitized Products universe, Agency Residential Mortgage-Backed Securities ("RMBS"), non-Agency RMBS and Commercial Mortgage-Backed Securities ("CMBS") all had strong returns for the first half of the 2014 fiscal year, driven by improving collateral performance and strong investor demand.

On a macro level, economic conditions continued to improve as we left the first quarter and headed into the second quarter. Headline unemployment fell from 7.2% to 6.3% during the first quarter of 2014. Non-farm payrolls averaged about 200,000 per month, with April beating expectations as 288,000 jobs were added. Jobless claims have floated down to just over 300,000 per month. Consumer confidence has held at approximately 80 in recent months. Household debt burden has ticked up slightly, indicating more confident consumer spending, in particular in auto sales. Another area of increase is student loan debt, which at $1 trillion nationally, is second only to mortgages in contributing to total household debt. This debt is concentrated in a relatively narrow demographic band and may hold back first-time home buyers on the margin. Student loan debt burden may also loom as a government policy issue in years to come.

Ten-year interest rates peaked above 3% briefly at calendar year end before settling back into a range between 2.6% and 2.8% in the first quarter. Most recently, interest rates have shrugged off strengthening economic data in part due to continuing weak European growth, various geopolitical events such as military action in Crimea and, perhaps most importantly, investors that are underinvested in interest-rate duration. While rates may linger at historically low levels, we are returning to more historical norms for growth and unemployment. This has eventually led to higher rates in past recoveries.

The Federal Reserve continues to reduce its purchase program for Treasury bonds and Agency RMBS and we expect purchases to end completely later this year. Agency RMBS issuance is down as rates have risen off historical lows and this has muted the effect of lower Fed purchases. At some point, we expect Agency issuance will increase and adjust as private investors stand alone as buyers.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

Away from Agency RMBS issuance, we are seeing little supply from dealer conduits and real estate investment trusts , historically a source of non-Agency mortgages. The Government Sponsored Enterprises ("GSEs") have turned into a material source of new issue mortgage credit through the issuance of risk-sharing securities. These securities convey a slice of risk from the GSEs guarantee portfolio. Issuance of these securities has picked up and the Federal Housing Finance Agency ("FHFA") director signaled an interest in tripling the pace of issuance. During the semi-annual period ended April 30, 2014, Fannie Mae and Freddie Mac issued a combined $4.1 billion, still small in the context of non-Agency RMBS issuance historically but notable given overall low levels of supply. CMBS issuance continued its recovery, with $42 billion in new unguaranteed deals and $26 billion in Agency-guaranteed CMBS for the period.

Within residential real estate, prices have been on a steady rise since the beginning of 2012. The pace of new construction has increased from approximately 600,000 to 1,100,000 units over the same period. This is still below long-term averages of approximately 1,500,000, suggesting that an oversupply of new homes will not imperil home prices. Given the lack of new construction after the financial crisis and a recovery in household formation, we see housing demand supporting prices for existing homes, the type that secure the mortgages in the portfolio. The last report from Case-Shiller showed a 12.9% year-over-year increase in its 20-city index.

Within commercial real estate, top-tier properties in major markets continue to improve and prices now exceed peak levels from 2007. Secondary and tertiary markets continue to recover and the pace of recovery has increased since the middle of 2013. As the availability of commercial mortgage credit has greatly improved, investors have now begun to look at opportunities beyond those major markets. Oversupply has not been an issue in this real estate cycle, as new construction virtually came to a halt during the financial crisis in 2008 and 2009 and, with the exception of the multifamily sector, remains low. The relative lack of new construction should also assist further recovery in values as demand for space returns and the lead times required to deliver new space keeps supply in check. One area that continues to struggle is retail. Department store sales continue to decline and the malls they anchor have struggled in certain markets. We see no reason to see the trend reversing and choose to avoid CMBS with outsize exposure to these weak retail properties.

Agency RMBS remains another key sector for the Fund. Rallies in interest rates and low volatility over the past six-month period resulted in positive performance for Agency RMBS. The 30-year mortgage rate returned to 4.2% from a recent high of 4.5% at the beginning of 2014 and the prices of mortgage bonds rose. Meanwhile, prepayment speeds declined even though mortgage rates have dropped. Slower prepayment speeds were likely due to a harsh winter which slowed down mortgage business and to the lagging effect of higher mortgage rates later last year. Slow prepayment speeds have a positive impact on the valuation of premium coupon pools, and interest-only ("IO") securities that receive only the coupon associated with a pool of loans.

On the policy front, there were some recent new policy shifts proposed by Mel Watt, the new Director of the FHFA. The purpose of policy change is to encourage banks to loosen lending standards for mortgage loans. The most important aspect is reducing put-back risk for banks. In the past, GSEs have been aggressively pursuing banks for repurchase from Fannie Mae and Freddie Mac loans that default. This makes banks hesitant to extend credit to less credit-worthy borrowers. With the new rules, it is hopeful that banks will loosen lending standards modestly and mortgage credit will be more available for people who have not been able to refinance due to low FICO scores or high Loan-to-Value Ratios ("LTV"). In this sense, this policy change should be positive for discount non-Agency bonds as some non-Agency borrowers may get the opportunities to refinance now. It is, however, modest bad news to high coupon Agency pools as prepayment speeds will be marginally higher under the new policy. The biggest risk is to IOs or IIOs (inverse interest-only securities), which are based on premium coupon pools. We had been aware of this kind of potential risk so that the portfolio's IO purchases have been focused on lower-coupon pools over the past several months.

We remain positive on most securitized products for the next year, based on continued improvement in forecasts for collateral performance and expanding credit for borrowers. Banks are more eager to lend now and the FHFA is reducing put-back risk for banks. As a result, more borrowers should be able to refinance their mortgage, and homes which are for sale should attract a broader audience of buyers. Rents have been rising for several years, and with interest rates still low, many households have a financial incentive to purchase rather than rent. All of these dynamics support the current increase in home prices and potential for further increases.

PERFORMANCE ANALYSIS

For the six-month period ended April 30, 2014, the Fund had a total return1 of 2.92% based on net asset value ("NAV"). For the period, the Fund traded from a discount to NAV of -10.44% to a discount to NAV of -9.28%, resulting in a total return1 of 4.25%, based on market price. During the period, the Fund's benchmark, the Barclays Capital U.S. MBS: Agency Fixed Rate MBS Index, returned 1.41%.

The Fund's market price return benefited from a shrinking discount to NAV over the period. In December 2013, many closed-end funds were hit by tax-motivated selling pressure and feared interest rate increases. We are encouraged to see the valuation gap decrease but there is still room for improvement for FMY and other closed-end funds in general. Interestingly, some hedge funds and other active investors bought closed-end fixed income funds to take advantage of the discount at year end.

-----------------------------

(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns and does not reflect sales load. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

All of the Fund's sectors rallied during the period, which reflected improved assumptions for collateral performance and tightening spreads. Mortgage-backed securities remain one of the widest spread assets in fixed-income, especially for investment grade non-Agency RMBS and CMBS. As spreads have come in broadly, this spread advantage becomes more attractive. The other advantage we see is in the substantial fraction of mortgage product that carries a floating-rate coupon. Many investors are trying to limit their exposure to fixed rates. For below investment-grade mortgage bonds, fundamental improvements and stronger economic data has pushed prices higher. The Fund took advantage of higher prices to make some selective sales and position for more advantageous reinvestment.

While non-Agency RMBS had good performance during the period, Agency RMBS outperformed with a return of approximately 3.8%. FMY holds a significant amount of Agency IO securities and these benefited from a slowdown in their prepayment speeds, thereby extending the stream of payments we expect. Valuations for Agency IOs increase when prepayments slow down because the loan pool lasts longer, extending the series of coupons paid to the IO class. We have carefully positioned the Fund's IOs to mitigate its exposure to changing government policy, rising home prices and changes in interest rates.

Changes in interest rates were not a material contributor to the Fund's returns over the period. The 10-Year U.S. Treasury bond yield began at 2.56% and ended the period at 2.65% with a range between 3% and 2.6%. While the swings were meaningful, the overall change was minimal. The Fund is also positioned for low exposure to interest rates as a whole. The swing in rates caused some large retail bond funds to see meaningful redemptions. Sales of bonds to meet these redemptions were an opportunity for the Fund to make some attractive purchases. We anticipate short-term interest rates will begin to increase in the next 12 to 24 months as employment rises and the Fed's purchases of Treasury bonds and Agency RMBS come to an end. The projected rise in short-term interest rates is an additional source of value going forward. While these interest rate indices remain low currently, the Fund has avoided substantial market value risk associated with interest-rate volatility and is poised to capture the extra income associated with future increases in short-term interest rates.

As of April 30, 2014, the Fund held 9.0% cash as a percentage of gross assets. This is down from 10% cash as of March 31, 2014. The Fund's primary purchases were investment-grade Prime Hybrid Adjustable Rate Mortgage RMBS. In addition to those purchases, the Fund sold a meaningful portion of below "A" rated assets. The sales allowed the Fund to recognize some large gains and also brought the Fund on top of its 75% "A or better" ratings test. Addressing this ratings test allows for more trading flexibility going forward and a better chance to put our best ideas to work. We have put much of that cash to work in the Prime Hybrid RMBS and we plan to turn over a portion of the Fund's A- or lower assets to improve income. In particular, the Fund's BBB-rated bonds are consuming precious credit capacity and earning little more yield than the Fund's "A or better" holdings. Now that we have reached the test threshold through trading, we can improve the Fund's income by swapping into higher-yielding but lower-rated bonds.

An important factor impacting the return of the Fund relative to its benchmark was the Fund's use of financial leverage through the use of reverse repurchase agreements. Please note that the Fund's benchmark does not utilize leverage. The Fund uses leverage because its managers believe that, over time, leverage provides opportunities for additional income for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, if the prices of securities held by the Fund decline, the negative impact of the valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by the Fund generally are rising.

As of April 30, 2014, the Fund's leverage was relatively low at 10.86% of Managed Assets, given that the Fund may utilize leverage in an amount up to 33.33% of Managed Assets. Leverage contributed positively to the Fund's performance during the reporting period. Borrowing costs were approximately 56 basis points annualized, which were substantially exceeded by the returns on the Agency Pools we used as collateral.

Reverse repurchase borrowing remains expensive for many of the Fund's target asset classes. For this reason, we may continue to employ leverage below the Fund's maximum or to choose alternative assets, such as Agency Guaranteed assets, to use as collateral as we have been recently. Financing costs may also fall, thereby reversing this current dynamic. Where our overall budget for risk warrants it and when the return opportunities are compelling, we are likely to increase leverage in an attempt to improve returns. In periods of stability, this may be an especially important tool.

The Fund's portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities. These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on April 30, 2014 and subject to change based on subsequent developments.

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


  PRINCIPAL                                                         STATED         STATED
    VALUE                         DESCRIPTION                       COUPON        MATURITY         VALUE
-----------    --------------------------------------------       ----------    -----------     ------------
MORTGAGE-BACKED SECURITIES - 76.6%

               COLLATERALIZED MORTGAGE OBLIGATIONS - 63.4%
               Adjustable Rate Mortgage Trust
$    47,503       Series 2004-5, Class 1A1 (a).............         2.53%        04/25/35       $     46,050
               Banc of America Mortgage Trust
     81,422       Series 2002-L, Class 1A1 (a) (b).........         2.62%        12/25/32             74,681
               Bear Stearns Adjustable Rate Mortgage Trust
    746,564       Series 2004-9, Class 12A1 (a)............         2.86%        11/25/34            750,343
    580,861       Series 2005-5, Class A2 (a)..............         2.28%        08/25/35            591,437
               Chase Mortgage Finance Trust
    512,598       Series 2007-A1, Class 1A3 (a)............         2.64%        02/25/37            516,799
               Countrywide Alternative Loan Trust
    712,461       Series 2006-41CB, Class 2A17.............         6.00%        01/25/37            618,419
     82,747       Series 2007-11T1, Class A37 (c)..........        39.11%        05/25/37            145,457
               Countrywide Home Loan Mortgage
                  Pass-Through Trust
    239,485       Series 2004-HYB1, Class 2A (a)...........         2.57%        05/20/34            229,834
    685,788       Series 2006-21, Class A8.................         5.75%        02/25/37            635,410
               Credit Suisse First Boston Mortgage
                  Securities Corp.
  1,447,380       Series 2004-AR2, Class 1A1 (a)...........         2.67%        03/25/34          1,430,706
  1,431,268       Series 2004-AR8, Class 6A1 (a)...........         2.49%        09/25/34          1,446,468
               DSLA Mortgage Loan Trust
  1,355,612       Series 2004-AR3, Class 2A2A (a)..........         0.52%        07/19/44          1,304,868
  1,216,319       Series 2007-AR1, Class 2A1A (a)..........         0.29%        04/19/47          1,027,947
               GMAC Mortgage Corporation Loan Trust
    257,167       Series 2004-AR1, Class 22A (a)...........         2.91%        06/25/34            245,072
               GSAMP Trust
    870,614       Series 2006-NC1, Class A2 (a)............         0.33%        02/25/36            826,984
    564,824       Series 2007-HE1, Class A2B (a)...........         0.25%        03/25/47            552,108
               GSR Mortgage Loan Trust
    472,719       Series 2005-AR1, Class 4A1 (a)...........         4.73%        01/25/35            468,584
               Harborview Mortgage Loan Trust
    198,393    Series 2004-1, Class 2A (a)................          2.40%        04/19/34            200,444
    876,926       Series 2004-6, Class 3A1 (a).............         2.71%        08/19/34            876,862
               JP Morgan Mortgage Trust
  2,133,583       Series 2005-ALT1, Class 4A1 (a)..........         5.20%        10/25/35          2,053,074
    601,123       Series 2006-A2, Class 4A1 (a)............         2.73%        08/25/34            602,439
    205,014       Series 2006-A2, Class 5A3 (a)............         2.55%        11/25/33            205,559
               JP Morgan Re-REMIC
  1,418,775       Series 2009-7, Class 12A1 (d)............         6.25%        01/27/37          1,492,399
               MASTR Asset Backed Securities Trust
  1,247,428       Series 2006-HE5, Class A3 (a)............         0.31%        11/25/36            808,468
    257,149       Series 2006-HE5, Class A4 (a)............         0.37%        11/25/36            168,074
  1,797,157       Series 2006-NC2, Class A3 (a)............         0.26%        08/25/36            916,863
    820,316       Series 2006-NC2, Class A5 (a)............         0.39%        08/25/36            428,246
               Mellon Residential Funding Corp.
                  Mortgage Pass-Through Trust
    742,048       Series 2001-TBC1, Class A1 (a)...........         0.85%        11/15/31            744,736
    793,342       Series 2002-TBC2, Class A (a)............         1.01%        08/15/32            744,176


Page 6                  See Notes to Financial Statements

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                         STATED         STATED
    VALUE                         DESCRIPTION                       COUPON        MATURITY         VALUE
-----------    --------------------------------------------       ----------    -----------     ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

               COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
               Morgan Stanley Mortgage Loan Trust
$   560,869       Series 2004-7AR, Class 2A6 (a)...........         2.47%        09/25/34       $    560,829
               Nationstar Home Equity Loan Trust
  1,731,000       Series 2006-B, Class AV4 (a).............         0.43%        09/25/36          1,517,064
               Provident Funding Mortgage Loan Trust
    303,817       Series 2005-1, Class 1A1 (a).............         2.51%        05/25/35            303,896
               Residential Accredit Loans, Inc.
    795,957       Series 2004-QS2, Class CB................         5.75%        02/25/34            839,100
               Residential Funding Mortgage Securities I
    116,411       Series 2005-S5, Class A5.................         5.25%        07/25/35            117,480
               Securitized Asset Backed Receivables LLC
  1,245,577       Series 2007-BR2, Class A2 (a)............         0.38%        02/25/37            695,157
               Structured Adjustable Rate Mortgage Loan
    817,949       Trust Series 2004-2, Class 4A2 (a).......         2.50%        03/25/34            817,638
               Thornburg Mortgage Securities Trust
    753,959       Series 2003-4, Class A1 (a)..............         0.79%        09/25/43            737,394
    953,770       Series 2004-3, Class A (a)...............         0.89%        09/25/44            909,012
    643,752       Series 2005-1, Class A3 (a)..............         2.25%        04/25/45            646,531
               Wachovia Mortgage Loan Trust, LLC
    655,747       Series 2006-A, Class 3A1 (a).............         2.66%        05/20/36            632,992
               WaMu Mortgage Pass-Through Certificates
    987,805       Series 2004-AR1, Class A (a).............         2.41%        03/25/34            996,017
    999,821       Series 2004-AR10, Class A1B (a)..........         0.61%        07/25/44            987,080
    761,286       Series 2004-AR13, Class A1A (a)..........         0.51%        11/25/34            731,807
     17,149       Series 2005-AR1, Class A1A (a)...........         0.47%        01/25/45             15,823
  1,448,183       Series 2005-AR11, Class A1A (a)..........         0.47%        08/25/45          1,357,355
  1,218,189       Series 2005-AR2, Class 2A23 (a)..........         0.53%        01/25/45          1,206,312
  1,365,256       Series 2005-AR6, Class 2A1A (a)..........         0.38%        04/25/45          1,295,331
    631,711       Series 2005-AR9, Class A1A (a)...........         0.47%        07/25/45            602,500
  1,238,474       Series 2006-AR5, Class A1A (a)...........         1.12%        06/25/46          1,088,534
               Washington Mutual Alternative Mortgage
                  Pass-Through Certificates
     49,766       Series 2007-5, Class A11 (c).............         38.57%       06/25/37             87,711
               Washington Mutual MSC Mortgage
                  Pass-Through Certificates
    380,226       Series 2004-RA1, Class 2A................         7.00%        03/25/34            404,474
               Wells Fargo Mortgage Backed Securities Trust
    781,470       Series 2003-H, Class A1 (a)..............         2.62%        09/25/33            796,714
    616,178       Series 2004-A, Class A1 (a)..............         2.63%        02/25/34            629,926
  2,073,983       Series 2004-R, Class 1A1 (a).............         2.62%        09/25/34          2,092,831
    589,038       Series 2004-S, Class A1 (a)..............         2.62%        09/25/34            605,707
  1,039,351       Series 2004-Y, Class 1A2 (a).............         2.62%        11/25/34          1,039,070
    584,554       Series 2005-AR10, Class 2A17 (a).........         2.61%        06/25/35            593,500
    390,237       Series 2005-AR16, Class 1A1 (a)..........         2.63%        08/25/33            401,403
    482,477       Series 2005-AR3, Class 2A1 (a)...........         2.63%        03/25/35            489,706
    844,073       Series 2005-AR8, Class 1A1 (a)...........         2.62%        06/25/35            864,818

                    See Notes to Financial Statements                     Page 7

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                         STATED         STATED
    VALUE                         DESCRIPTION                       COUPON        MATURITY         VALUE
-----------    --------------------------------------------       ----------    -----------     ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

               COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
               Wells Fargo Mortgage Backed Securities
                  Trust (Continued)
$   358,860       Series 2006-AR1, Class 2A5 (a)...........         5.35%        03/25/36       $    358,008
  1,085,707       Series 2006-AR10, Class 5A2 (a)..........         2.61%        07/25/36          1,056,259
    530,845       Series 2007-16, Class 1A1................         6.00%        12/28/37            551,564
    607,017       Series 2007-2, Class 1A13................         6.00%        03/25/37            581,552
    146,898       Series 2007-8, Class 2A2.................         6.00%        07/25/37            143,148
                                                                                                ------------
                                                                                                  46,906,750
                                                                                                ------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.2%
               Banc of America Commercial Mortgage Trust
  1,000,000       Series 2006-6, Class AJ..................         5.42%        10/10/45          1,021,285
               Bayview Commercial Asset Trust
    873,218       Series 2004-2, Class A (a) (d)...........         0.58%        08/25/34            821,220
               Credit Suisse Commercial Mortgage Trust
    820,000       Series 2007-C2, Class A3.................         5.54%        01/15/49            901,701
               GS Mortgage Securities Trust
    910,950       Series 2007-GG10, Class A4 (a)...........         6.00%        08/10/45          1,012,769
               HLSS Servicer Advance Receivables
                  Backed Notes
    750,000       Series 2013-T5, Class CT5 (d)............         2.52%        08/15/46            747,652
               JP Morgan Chase Commercial Mortgage
                  Securities Trust
  1,500,000       Series 2007-LD12, Class A4...............         5.88%        02/15/51          1,672,689
    890,000       Series 2012-PHH, Class C (a) (d).........         2.52%        10/15/25            892,741
               LB-UBS Commercial Mortgage Trust
    420,000       Series 2007-C1, Class AM.................         5.46%        02/15/40            462,609
    100,000       Series 2007-C2, Class AM (a).............         5.49%        02/15/40            107,650
               Merrill Lynch Mortgage Investors Trust
    574,753       Series 2004-D, Class A1 (a)..............         0.81%        09/25/29            575,217
               Mid-State Capital Corp. Trust
    622,746       Series 2004-1, Class M1..................         6.50%        08/15/37            673,988
               VNDO Mortgage Trust
    900,000       Series 2012-6AVE, Class A (d)............         3.00%        11/15/30            876,250
                                                                                                ------------
                                                                                                   9,765,771
                                                                                                ------------
               TOTAL MORTGAGE-BACKED SECURITIES............................................       56,672,521
               (Cost $54,501,710)                                                               ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.4%

               COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
               Federal Home Loan Mortgage Corp.
  2,265,226       Series 2807, Class SB, IO (c)............         7.30%        11/15/33            473,114
     13,874       Series 3195, Class SX (c)................        45.16%        07/15/36             36,838
    451,583       Series 3562, Class KI, IO................         4.50%        11/15/22             14,302
      5,614       Series 3593, Class IP, IO................         5.00%        06/15/36                  1
  2,785,026       Series 3619, Class EI, IO................         4.50%        05/15/24            213,299
  2,067,641       Series 3692, Class PS, IO (c)............         6.45%        05/15/38            222,950


Page 8                  See Notes to Financial Statements

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

  PRINCIPAL                                                         STATED         STATED
    VALUE                         DESCRIPTION                       COUPON        MATURITY         VALUE
-----------    --------------------------------------------       ----------    -----------     ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

               COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
               Federal Home Loan Mortgage Corp. (Continued)
$ 4,381,338       Series 3726, Class KI, IO................         3.50%        04/15/25       $    396,433
  3,066,679       Series 3870, Class WS, IO (c)............         6.45%        06/15/31            520,976
               Federal National Mortgage Association
    887,526       Series 2005-122, Class SN (c)............         27.99%       01/25/36          1,231,764
    250,640       Series 2008-50, Class AI, IO.............         5.50%        06/25/23             16,557
  4,355,687       Series 2010-103, Class ID, IO............         5.00%        09/25/40            952,523
  7,399,187       Series 2010-139, Class KI, IO............         1.09%        12/25/40            391,048
    887,025       Series 2010-142, Class PS, IO (c)........         5.90%        05/25/40             93,439
  1,132,841       Series 2010-145, Class TI, IO............         3.50%        12/25/20             82,713
  3,315,316       Series 2010-40, Class MI, IO.............         4.50%        08/25/24            225,550
  3,100,302       Series 2012-125, Class MI................         3.50%        11/25/42            721,382
  4,357,182       Series 2013-32, Class IG.................         3.50%        04/25/33            838,427
               Federal National Mortgage Association, STRIP
  3,168,978       Series 406, Class 6, IO..................         4.00%        01/25/41            548,785
               Government National Mortgage Association
  1,271,511       Series 2009-65, Class NJ, IO.............         5.50%        07/20/39            110,330
  3,563,820       Series 2010-115, Class IQ, IO............         4.50%        11/20/38            526,835
  7,890,994       Series 2011-131, Class EI, IO............         4.50%        08/20/39            860,317
  1,466,773       Series 2011-69, Class CI, IO.............         5.00%        03/20/36             72,390
                                                                                                ------------
                                                                                                   8,549,973
                                                                                                ------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
               Government National Mortgage Association
 17,060,676       Series 2011-152, Class IO, IO (a)........         1.34%        08/16/51            976,186
  8,540,831       Series 2012-100, Class IO, IO (a) (e)....         0.83%        08/16/52            563,123
 11,929,034       Series 2012-70, Class IO, IO (a) (e).....         0.96%        08/16/52            768,599
  7,376,124       Series 2012-78, Class IO, IO (a) (e).....         1.06%        06/16/52            542,068
  2,603,907       Series 2012-95, Class IO, IO (a) (e).....         1.04%        02/16/53            214,542
                                                                                                ------------
                                                                                                   3,064,518
                                                                                                ------------
               PASS-THROUGH SECURITIES - 11.7%
               Fannie Mae REMICs
    926,416       Series 2005-83, Class LZ.................         5.50%        10/25/35            963,986
               Federal Home Loan Mortgage Corp.
  1,905,059       Pool A94738 (e)..........................         4.50%        11/01/40          2,048,203
    762,841       Pool K36017 (e)..........................         5.00%        09/01/47            821,451
               Federal National Mortgage Association
  2,042,652       Pool 831145 (e)..........................         6.00%        12/01/35          2,292,083
  2,213,567       Pool 843971 (e)..........................         6.00%        11/01/35          2,507,662
                                                                                                ------------
                                                                                                   8,633,385
                                                                                                ------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................       20,247,876
               (Cost $21,999,164)                                                               ------------


                    See Notes to Financial Statements                     Page 9

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

 PRINCIPAL                                                          STATED        STATED
   VALUE                            DESCRIPTION                     COUPON       MATURITY          VALUE
-----------    --------------------------------------------       ----------    -----------     ------------
ASSET-BACKED SECURITIES - 0.3%
               Green Tree Financial Corp.
$    66,736       Series 1997-2, Class A6..................         7.24%        06/15/28       $     70,298
     82,179       Series 1997-3, Class A6..................         7.32%        03/15/28             88,501
     95,419       Series 1997-7, Class A6..................         6.76%        07/15/28            100,423
                                                                                                ------------
               TOTAL ASSET-BACKED SECURITIES...............................................          259,222
               (Cost $257,248)                                                                  ------------

               TOTAL INVESTMENTS - 104.3%..................................................       77,179,619
               (Cost $76,758,122) (f)                                                           ------------


 PRINCIPAL
   VALUE                                           DESCRIPTION                                     AMOUNT
------------   ----------------------------------------------------------------------------     ------------
REVERSE REPURCHASE AGREEMENTS - (12.2%)
 (1,341,000)   With JP Morgan 1.28% dated 02/07/14, to be repurchased at
                   $1,345,305 on 05/08/14..................................................       (1,341,000)
   (428,000)   With JP Morgan 1.00% dated 04/28/14, to be repurchased at
                   $428,357 on 05/28/14....................................................         (428,000)
 (4,518,000)   With JP Morgan 0.38% dated 04/09/14, to be repurchased at
                   $4,522,293 on 07/08/14..................................................       (4,518,000)
 (2,733,000)   With JP Morgan 0.38% dated 04/16/14, to be repurchased at
                   $2,735,625 on 07/16/14..................................................       (2,733,000)
                                                                                                ------------
               TOTAL REVERSE REPURCHASE AGREEMENTS.........................................       (9,020,000)

               NET OTHER ASSETS AND LIABILITIES - 7.9%.....................................        5,857,101
                                                                                                ------------
               NET ASSETS - 100.0%.........................................................     $ 74,016,720
                                                                                                ============


(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at April 30, 2014.

(b) Illiquid, as determined by Brookfield Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registrupon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $4,830,262, or 6.53% of net assets.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,451,276 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,029,779.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities


Page 10                 See Notes to Financial Statements

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                         4/30/2014         PRICES          INPUTS           INPUTS
                                                       -------------     -----------    -------------    -------------
Mortgage-Backed Securities.........................    $  56,672,521     $        --    $  56,672,521    $          --
U.S. Government Agency Mortgage-Backed Securities..       20,247,876              --       20,247,876               --
Asset-Backed Securities............................          259,222              --          259,222               --
                                                       -------------     -----------    -------------    -------------
TOTAL..............................................    $  77,179,619     $        --    $  77,179,619    $          --
                                                       =============     ===========    =============    =============


                                                   LIABILITIES TABLE
                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                         4/30/2014         PRICES          INPUTS           INPUTS
                                                       -------------     -----------    -------------    -------------
Reverse Repurchase Agreements......................    $  (9,020,000)    $        --    $  (9,020,000)   $          --
                                                       =============     ===========    =============    =============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST MORTGAGE INCOME FUND (FMY)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $76,758,122).......................................................................... $ 77,179,619
Cash...........................................................................................    7,032,499
Restricted cash................................................................................      620,000
Receivables:
   Interest....................................................................................      356,813
   Investment securities sold..................................................................        3,653
Prepaid expenses...............................................................................       20,050
                                                                                                ------------
   Total Assets................................................................................   85,212,634
                                                                                                ------------
LIABILITIES:
Reverse repurchase agreements..................................................................    9,020,000
Payables:
   Investment securities purchased.............................................................    2,036,218
   Investment advisory fees....................................................................       68,484
   Audit and tax fees..........................................................................       28,390
   Administrative fees.........................................................................       11,136
   Printing fees...............................................................................       11,069
   Interest on reverse repurchase agreements...................................................        5,487
   Transfer agent fees.........................................................................        4,838
   Legal fees..................................................................................        4,319
   Custodian fees..............................................................................        3,223
   Trustees' fees and expenses.................................................................        1,717
   Financial reporting fees....................................................................          771
Other liabilities..............................................................................          262
                                                                                                ------------
   Total Liabilities...........................................................................   11,195,914
                                                                                                ------------
NET ASSETS..................................................................................... $ 74,016,720
                                                                                                ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................ $ 79,212,199
Par value......................................................................................       42,131
Accumulated net investment income (loss).......................................................     (357,802)
Accumulated net realized gain (loss) on investments............................................   (5,301,305)
Net unrealized appreciation (depreciation) on investments......................................      421,497
                                                                                                ------------
NET ASSETS..................................................................................... $ 74,016,720
                                                                                                ============
NET ASSET VALUE, per Common Share outstanding (par value $0.01 per Common Share)............... $      17.57
                                                                                                ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....    4,213,115
                                                                                                ============



Page 12                     See Notes to Financial Statements

FIRST TRUST MORTGAGE INCOME FUND (FMY)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Interest....................................................................................... $  2,933,461
                                                                                                ------------
   Total investment income.....................................................................    2,933,461
                                                                                                ------------
EXPENSES:
Investment advisory fees.......................................................................      416,399
Excise tax expense.............................................................................      110,924
Administrative fees............................................................................       57,311
Interest expense on reverse repurchase agreements..............................................       27,437
Audit and tax fees.............................................................................       24,894
Transfer agent fees............................................................................       19,962
Printing fees..................................................................................       17,312
Trustees' fees and expenses....................................................................        8,859
Custodian fees.................................................................................        7,744
Financial reporting fees.......................................................................        4,625
Legal fees.....................................................................................        3,824
Other..........................................................................................       18,166
                                                                                                ------------
   Total expenses..............................................................................      717,457
                                                                                                ------------
NET INVESTMENT INCOME..........................................................................    2,216,004
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................     (868,924)
   Net change in unrealized appreciation (depreciation) on investments.........................      559,577
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................     (309,347)
                                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................ $  1,906,657
                                                                                                ============


                      See Notes to Financial Statements                 Page 13

FIRST TRUST MORTGAGE INCOME FUND (FMY)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS
                                                                                            ENDED             YEAR
                                                                                          4/30/2014          ENDED
                                                                                         (UNAUDITED)       10/31/2013
                                                                                        --------------    ------------
OPERATIONS:
Net investment income (loss).......................................................     $    2,216,004    $  5,229,032
Net realized gain (loss)...........................................................           (868,924)      1,859,581
Net change in unrealized appreciation (depreciation)...............................            559,577      (3,064,553)
Net increase from payment by the sub-advisor (a)...................................                 --           5,310
                                                                                        --------------    ------------
Net increase (decrease) in net assets resulting from operations....................          1,906,657       4,029,370
                                                                                        --------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................         (2,148,689)     (5,244,634)
                                                                                        --------------    ------------
Total distributions to shareholders................................................         (2,148,689)     (5,244,634)
                                                                                        --------------    ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................                 --          35,399
                                                                                        --------------    ------------
Net increase (decrease) in net assets resulting from capital transactions..........                 --          35,399
                                                                                        --------------    ------------
Total increase (decrease) in net assets............................................           (242,032)     (1,179,865)

NET ASSETS:
Beginning of period................................................................         74,258,752      75,438,617
                                                                                        --------------    ------------
End of period......................................................................     $   74,016,720    $ 74,258,752
                                                                                        ==============    ============
Accumulated net investment income (loss) at end of period..........................     $     (357,802)   $   (425,117)
                                                                                        ==============    ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................          4,213,115       4,211,129
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........                 --           1,986
                                                                                        --------------    ------------
Common Shares at end of period.....................................................          4,213,115       4,213,115
                                                                                        ==============    ============


(a) See Note 3 in the Notes to Financial Statements.


Page 14                    See Notes to Financial Statements

FIRST TRUST MORTGAGE INCOME FUND (FMY)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations.................     $   1,906,657
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments..................................................       (32,947,847)
      Sales, maturities and paydowns on investments.............................        36,292,695
      Net amortization/accretion of premiums/discounts on investments...........           (41,533)
      Net realized gain/loss on investments.....................................           868,924
      Net change in unrealized appreciation/depreciation on investments.........          (559,577)
CHANGES IN ASSETS AND LIABILITIES:
      Increase in restricted cash...............................................           (58,000)
      Decrease in interest receivable...........................................            61,355
      Increase in prepaid expenses..............................................           (13,801)
      Increase in interest payable on reverse repurchase agreements.............             2,686
      Decrease in investment advisory fees payable..............................            (3,022)
      Decrease in audit and tax fees payable....................................           (21,810)
      Increase in legal fees payable............................................                30
      Decrease in printing fees payable.........................................            (2,061)
      Decrease in administrative fees payable...................................              (202)
      Decrease in custodian fees payable........................................           (11,511)
      Increase in transfer agent fees payable...................................             1,188
      Increase in Trustees' fees and expenses payable...........................               111
      Increase in other liabilities payable.....................................               168
                                                                                     -------------
CASH PROVIDED BY OPERATING ACTIVITIES...........................................                       $   5,474,450
                                                                                                       -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Distributions to Common Shareholders from net investment income...........        (2,148,689)
      Repurchases of reverse repurchase agreements..............................       (20,605,000)
      Reverse repurchase agreements borrowings..................................        19,571,000
                                                                                     -------------

CASH USED IN FINANCING ACTIVITIES...............................................                          (3,182,689)
                                                                                                       -------------
Increase in cash................................................................                           2,291,761
Cash at beginning of period.....................................................                           4,740,738
                                                                                                       -------------
CASH AT END OF PERIOD...........................................................                       $   7,032,499
                                                                                                       =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest........................................                       $      24,751
                                                                                                       =============


                        See Notes to Financial Statements                Page 15

FIRST TRUST MORTGAGE INCOME FUND (FMY)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS
                                               ENDED          YEAR          YEAR           YEAR            YEAR            YEAR
                                             4/30/2014       ENDED         ENDED          ENDED            ENDED          ENDED
                                            (UNAUDITED)    10/31/2013    10/31/2012   10/31/2011 (b)  10/31/2010 (a)    10/31/2009
                                             ----------    ----------    ----------   --------------  --------------    ----------
Net asset value, beginning of period........  $  17.63      $  17.91      $  18.43       $  19.59         $  19.63       $  18.03
                                              --------      --------      --------       --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................      0.53          1.25          1.28           1.69             2.06           1.57
Net realized and unrealized gain (loss).....     (0.08)        (0.28)         0.17          (0.82)           (0.45)          1.40
                                              --------      --------      --------       --------         --------       --------
Total from investment operations............      0.45          0.97          1.45           0.87             1.61           2.97
                                              --------      --------      --------       --------         --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................     (0.51)        (1.25)        (2.03)         (2.03)           (1.65)         (1.37)
                                              --------      --------      --------       --------         --------       --------
Total from distributions....................     (0.51)        (1.25)        (2.03)         (2.03)           (1.65)         (1.37)
                                              --------      --------      --------       --------         --------       --------
Premium from shares sold in at the market
    offering................................        --            --          0.06             --               --             --
                                              --------      --------      --------       --------         --------       --------
Net asset value, end of period..............  $  17.57      $  17.63      $  17.91       $  18.43         $  19.59       $  19.63
                                              ========      ========      ========       ========         ========       ========
Market value, end of period.................  $  15.94      $  15.79      $  19.00       $  18.94         $  20.70       $  17.91
                                              ========      ========      ========       ========         ========       ========
TOTAL RETURN BASED ON NET ASSET VALUE (c)...      2.92%         6.04%(d)      8.30%          4.60%            9.01%         18.21%
                                              ========      ========      ========       ========         ========       ========
TOTAL RETURN BASED ON MARKET VALUE (c)......      4.25%       (10.47)%       11.86%          1.68%           26.18%         23.91%
                                              ========      ========      ========       ========         ========       ========

--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........  $ 74,017      $ 74,259      $ 75,439       $ 75,014         $ 79,495       $ 79,462
Ratio of total expenses to average net
    assets..................................      1.95%(e)      1.96%         2.47%          2.23%            2.00%          2.07%
Ratio of total expenses to average net
    assets excluding interest expense.......      1.88%(e)      1.83%         2.20%          2.14%            1.95%          1.99%
Ratio of net investment income (loss) to
    average net assets......................      6.02%(e)      7.01%         7.28%          8.74%           10.50%          9.01%
Portfolio turnover rate.....................        37%          109%           52%            47%              36%            39%

--------------------------------------------------

(a) On September 20, 2010, the Fund's Board of Trustees approved a new investment management agreement with First Trust Advisors L.P. and a new investment sub-advisory agreement with Fixed Income Discount Advisory Company ("FIDAC"), and on December 6, 2010, the Fund's shareholders voted to approve both agreements.

(b) Effective April 29, 2011, the Fund's Board of Trustees approved Brookfield Investment Management Inc. ("Brookfield") as the investment sub-advisor to the Fund, replacing FIDAC. The Fund's shareholders approved the investment sub-advisory agreement with Brookfield on July 25, 2011.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d) The Fund received reimbursements from Brookfield in the amount of $5,310. The reimbursements from Brookfield represent less than $0.01 per share and had no effect on the Fund's total return.

(e)   Annualized.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues these objectives by investing primarily in mortgage-backed securities that, in the opinion of Brookfield Investment Management Inc. ("Brookfield" or the "Sub-Advisor"), offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1) benchmark yields;
        2) reported trades;
        3) broker/dealer quotes;
        4) issuer spreads;
        5) benchmark securities;
        6) bids and offers; and
        7) reference data including market research publications.

     Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

The Fund invests in interest-only securities ("IO Security"). For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Restricted cash in the amount of $620,000, as shown on the Statement of Assets and Liabilities, is associated with reverse repurchase agreements outstanding as of April 30, 2014.

Information for the six months ended April 30, 2014:

      Maximum amount outstanding during the period ................. $10,054,000
      Average amount outstanding during the period* ................  $9,732,011
      Average Common Shares outstanding during the period ..........   4,213,115
      Average debt per Common Share outstanding during the period...       $2.31

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2014.

During the six months ended April 30, 2014, the interest rates ranged from 0.38% to 1.28%, with a weighted average interest rate of 0.56%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $27,437.

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


The tax character of distributions paid during the fiscal year ended October 31, 2013, was as follows:

Distributions paid from:
Ordinary income.................................      $    5,244,634
Capital gain....................................                  --
Return of capital...............................                  --

As of October 31, 2013, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................    $    2,534,578
Undistributed capital gains.......................                --
                                                      --------------
Total undistributed earnings......................         2,534,578
Accumulated capital and other losses..............        (4,432,381)
Net unrealized appreciation (depreciation)........        (3,097,775)
                                                      --------------
Total accumulated earnings (losses)...............        (4,995,578)
Other.............................................                --
Paid-in capital...................................        79,254,330
                                                      --------------
Net assets........................................    $   74,258,752
                                                      ==============

H. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At October 31, 2013, the Fund had pre-enactment net capital losses for federal income tax purposes of $4,432,381 expiring as follows:

                       EXPIRATION DATE             AMOUNT
                       October 31, 2014       $ 1,082,509
                       October 31, 2017       $ 1,927,985
                       October 31, 2018       $ 1,421,887

During the taxable year ended October 31, 2013, the Fund utilized pre-enactment capital loss carryforwards in the amount of $1,262,615.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

I. EXPENSES:

The Fund will pay all expenses directly related to its operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings or reverse repurchase agreements, if any). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Brookfield serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

During the year ended October 31, 2013, the Fund received reimbursements from the Sub-Advisor of $5,310 in connection with a trade error.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. government securities and non-U.S. government securities, excluding short-term investments, for the six months ended April 30, 2014, were $21,614,069 and $8,309,119 respectively. The proceeds from sales and paydowns of U.S. government securities and non-U.S. government securities, excluding short-term investments, for the six months ended April 30, 2014, were $27,034,924 and $9,046,769 respectively.

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On May 20, 2014, the Fund declared a dividend of $0.085 per share to Common Shareholders of record on June 4, 2014, payable June 16, 2014.

On June 19, 2014, the Fund declared a dividend of $0.085 per share to Common Shareholders of record on July 3, 2014, payable July 15, 2014.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund (formerly First Trust Active Dividend Income Fund), First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund and First Trust Intermediate Duration Preferred & Income Fund was held on April 23, 2014 (the "Annual Meeting"). At the Annual Meeting, Trustee Robert F. Keith was elected by the Common Shareholders of the First Trust Mortgage Income Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2017. The number of votes cast in favor of Mr. Keith was 3,668,805, the number of votes against was 46,128 and the number of abstentions was 498,182. James A. Bowen, Richard E. Erickson, Thomas R. Kadlec and Niel B. Nielson are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund distributions. Security prices can fluctuate for several reasons including the general condition of the securities market, or when political or economic events affecting the issuers occur, including the risk that borrowers do not pay their mortgages. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Advisor or Sub-Advisor may take temporary defensive positions.

SUBORDINATED DEBT RISK: A portion of the Fund's Managed Assets may be invested in subordinated classes of MBS, including debt obligations issued by private originators or issuers backed by residential mortgage loans and multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate. Such subordinated classes are subject to a greater degree of non-payment risk than are senior classes of the same issuer or agency.

PREPAYMENT RISK: If borrowers prepay their mortgage loans at rates that are faster than expected, this results in prepayments that are faster than expected on MBS. These faster than expected prepayments may adversely affect the Fund's profitability, particularly if the prepayments must be reinvested at market interest rates that are below the Fund portfolio's current earnings rate.

Moreover, the Fund may also hold MBS that are less affected by prepayments. While the Sub-Advisor seeks to minimize prepayment risk to the extent practical, they must balance prepayment risk against other risks and the potential returns of each investment in selecting investments. No strategy can completely insulate the Fund from prepayment risk.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           APRIL 30, 2014 (UNAUDITED)


INTEREST RATE RISK: The Fund may also hold MBS which are Stripped Mortgage-Backed Securities, IO securities and PO securities. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

LEVERAGE RISK: Borrowings up to 33-1/3% (or such other percentage as permitted by law) of Fund assets (including the amount borrowed) less liabilities other than borrowings may be utilized in the Fund. Leverage may be used for investment purposes and to meet cash requirements. The leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the NAV of the Fund. Reverse repurchase agreements are used to leverage the Fund's assets. Reverse repurchase agreements are subject to the risks that the market value of the Fund's securities sold may decline below the price of the securities the Fund is obligated to repurchase, and that the securities may not be returned to the Fund. From time to time the amount of the leverage may be changed in response to actual or anticipated changes in interest rates or the value of the Fund's investment portfolio. There can be no assurance that the leverage strategies will be successful.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services or, in the case of asset-backed issuers, a decline in the value and/or cash flows of the underlying assets; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the proceeds from matured, traded or called bonds are invested at market interest rates that are below the Fund portfolio's current earnings rate; and (iii) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, NY 10281

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            First Trust Mortgage Income Fund
                 ----------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2014
     -----------------

* Print the name and title of each signing officer under his or her signature.